Commitments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Payment for license cost	$ 10,000
Percentage of royalties revenue	2.00%
License revenue
License payable	20,000	20,000
Employee settlement	50,000	50,000
Revenues	610,323	35,258
BASF Agreement And License [Member]
Royalties
Capsugel Agreement [Member]
Revenues